Balance Sheets (Parenthetical) (USD $)	May 31, 2013	Nov. 01, 2012	May 31, 2012	May 01, 2012	May 10, 2011
Balance Sheets [Abstract]
Preferred Stock, shares authorized	20,000,000		20,000,000
Preferred Stock, par value per share	$ 0.0001		$ 0.0001
Preferred Stock, shares issued	0		0
Preferred Stock, shares outstanding	0		0
Common Stock, shares authorized	480,000,000		480,000,000
Common Stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares issued	9,650,000		9,350,000
Common Stock, shares outstanding	9,650,000		9,350,000